Financial Risk Management - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	$ 19,400	$ 103,514	[1]	$ 107,992
Non-current assets	45,740	36,372	[1]	$ 0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	341,422	569,810
Non-current assets	89,736	88,011
Total	431,158	657,821
Current liabilities	493,238	637,030
Non-current liabilities	3,053,971	3,169,886
Total	3,547,209	3,806,916
USD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	297,763	470,906
Non-current assets	89,018	87,274
Total	386,781	558,180
Current liabilities	479,493	608,783
Non-current liabilities	3,047,747	3,159,205
Total	3,527,240	3,767,988
NOK | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	19,349	31,940
Non-current assets	718	737
Total	20,067	32,677
Current liabilities	0	9,815
Non-current liabilities	5,649	5,043
Total	5,649	14,858
AUD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	0	123
Non-current assets	0	0
Total	0	123
Current liabilities	4,701	10,985
Non-current liabilities	3	0
Total	4,704	10,985
GBP | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	14,084	48,068
Non-current assets	0	0
Total	14,084	48,068
Current liabilities	0	4,174
Non-current liabilities	0	3,548
Total	0	7,722
CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	3,918	8,914
Non-current assets	0	0
Total	3,918	8,914
Current liabilities	4,782	0
Non-current liabilities	55	192
Total	4,837	192
EUR | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	0	1,651
Non-current assets	0	0
Total	0	1,651
Current liabilities	3,208	2,324
Non-current liabilities	0	541
Total	3,208	2,865
BRL | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	3,647	3,536
Non-current assets	0	0
Total	3,647	3,536
Current liabilities	719	419
Non-current liabilities	517	914
Total	1,236	1,333
Other | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets	2,661	4,672
Non-current assets	0	0
Total	2,661	4,672
Current liabilities	335	530
Non-current liabilities	0	443
Total	$ 335	$ 973

[1]	See Note 2i for further details.